Current liabilities - Warrants Financial Liability - Schedule of Assumptions were Based on Observable Market Conditions (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Level 1 [Member] | Bottom of range [member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price	$ 5	$ 5
Warrant price	0.37	0.8
Fair value per warrant	0.37	0.8
Level 1 [Member] | Top of range [member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price	5.16	5.16
Warrant price	0.37	0.8
Fair value per warrant	0.37	0.8
Level 2 [Member] | Pre-funded [Member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price		0
Share price		$ 3.81
Risk-free interest rate		4.40%
Dividend yield		0.00%
Fair value per warrant		$ 3.81
Historical volatility		92.00%
Level 2 [Member] | Regular [Member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price	1.55	$ 1.55
Share price	$ 2.52	$ 3.81
Risk-free interest rate	3.70%	4.40%
Dividend yield	0.00%	0.00%
Fair value per warrant	$ 1.244	$ 2.26
Historical volatility	112.70%	92.00%